Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Disclosure of additional information about leasing activities for lessee
The following table depicts the changes in the Group’s right-of-use assets, which are included within Property, plant, and equipment:

	Buildings and land	Machinery and equipment	Total
Acquisition cost
Balance as of January 1, 2021	33,965	48,946	82,911
Additions	12,345	31	12,376
Effect of foreign currency exchange rate differences	(1,197)	1,122	(75)
Balance as of December 31, 2021	45,113	50,099	95,212
Additions	53,870	—	53,870
Reclassification to Assets held for sale	(4,975)	—	(4,975)
Effect of foreign currency exchange rate differences	(4,399)	(4,683)	(9,082)
Balance as of December 31, 2022	89,609	45,416	135,025

Accumulated depreciation
Balance as of January 1, 2021	(4,196)	(6,838)	(11,034)
Depreciation expense	(6,180)	(8,431)	(14,611)
Effect of foreign currency exchange rate differences	217	(178)	39
Balance as of December 31, 2021	(10,159)	(15,447)	(25,606)
Depreciation expense	(12,389)	(7,778)	(20,167)
Reclassification to Assets held for sale	430	—	430
Effect of foreign currency exchange rate differences	3,184	2,457	5,641
Balance as of December 31, 2022	(18,934)	(20,768)	(39,702)

Carrying amount as of December 31, 2021	34,954	34,652	69,606
Carrying amount as of December 31, 2022	70,675	24,648	95,323
Amounts related to leases recognized in the Consolidated Statement of Loss and Comprehensive Loss are as follows:

	For the year ended December 31,
	2022	2021	2020
Income from sub-leasing right-of-use assets	1,415	—	—
Expense relating to short-term leases	(1,598)	(1,300)	(1,390)

Expense relating to lease of low value assets	(4,454)	(4,218)	(25)
Interest expense on leases	(6,201)	—	—
Effect of foreign currency exchange rate differences	—	39	584
The current and non-current portion of the Group´s lease liabilities are as follows:

	As of December 31,
	2022	2021
Current lease liability	21,545	10,250
Non-current lease liability	85,556	66,575
Total	107,101	76,825
As a lessor, revenue recognized from operating leases are as follows:

	For the year ended December 31,
	2022	2021	2020
Vehicle leasing revenue	16,719	6,217	—
The following table depicts the changes in the Group’s vehicles under operating leases:

Vehicles under operating leases
Acquisition cost
Balance as of January 1, 2021	—
Reclassification from inventories	124,764
Balance at December 31, 2021	124,764
Reclassification from inventories	41,134
Reclassification to inventories	(58,581)
Effect of foreign currency exchange rate differences	(2,317)
Balance at December 31, 2022	105,000

Accumulated depreciation & impairment
Balance as of January 1, 2021	—
Depreciation expense	(4,138)
Balance at December 31, 2021	(4,138)
Depreciation expense	(14,004)
Reclassification to inventories	4,578
Effect of foreign currency exchange rate differences	762
Balance at December 31, 2022	(12,802)

Carrying amount as of December 31, 2021	120,626
Carrying amount as of December 31, 2022	92,198

Disclosure of maturity analysis of operating lease payments
Expected future lease payments to be made to satisfy the Group´s lease liabilities are as follow:

	As of December 31,
	2022	2021
Within 1 year	21,717	10,250
Between 1 and 2 years	24,484	11,715
Between 2 and 3 years	20,739	10,375
Between 3 and 4 years	17,924	8,596
Between 4 and 5 years	5,987	42,032
Later than 5 years	29,613	6,361
Total	120,464	89,329